Related Parties Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Related Party Transactions [Abstract]
Convertible Notes			[1]				[1]	$ 892	[1]
Other accounts payable			[2]				[2]	65	[2]
Loan from related parties			[3]				[3]	379	[3]
Additional paid in capital		17	[4]			3,393	[4]	304	[4]
General and administrative expenses		17	[5]	$ 95		3,543	[5]	220	[5]
Research and Development expenses			[5]	23			[5]	29	[5]
Financial expense			[1],[5]		[6]	$ 13	[1],[5]	$ 82	[1],[5]

[1]	Commencing December 2013, AIT issued the Convertible Notes for which aggregate consideration of $892 was received from related parties (see also Note 7). The Convertible Notes bore an interest rate of 8% per annum compounded annually. Upon the closing of the Merger (see also Note 1b), all of the outstanding Convertible Notes were converted into 1,397,068 shares of Common Stock. For the years ended December 31, 2017 and 2016, the Company recorded finance expenses in the amounts of $0 and $72, respectively.
[2]	In previous years, the Company entered into consultancy agreements with certain stockholders.
[3]	On February 10, 2014, AIT signed a loan agreement with one of its stockholders for a total amount of $22. The loan bears an interest of 4% per annum. In 2016 and 2017, AIT entered into loan agreement with existing stockholders pursuant to which AIT received the amounts of $340 and $57 (the "Stockholder Loans"), respectively, which bears an interest rate of 16% per annum and shall be fully repaid in 12 months from the date each was funded. In the event of full payment of the Stockholder Loans at any time within 90 days of the funding, a minimum interest rate of 4% of the Stockholder Loans shall be paid along with the principal.
[4]	In November 2016, the Company's former CEO waived all of his requirements for certain debts of AIT owed to him for a total amount of $304.
[5]	On February 10, 2014, AIT signed a loan agreement with one of its stockholders for a total amount of $22. The loan bears an interest of 4% per annum. In 2016 and 2017, AIT entered into loan agreement with existing stockholders pursuant to which AIT received the amounts of $340 and $57 (the "Stockholder Loans" ), respectively, which bears an interest rate of 16% per annum and shall be fully repaid in 12 months from the date each was funded. In the event of full payment of the Stockholder Loans at any time within 90 days of the funding, a minimum interest rate of 4% of the Stockholder Loans shall be paid along with the principal. For the years ended December 31, 2017 and 2016, AIT recorded expenses regarding all aforesaid loans in the amount of $13 and $10, respectively. On January 13, 2017, upon the closing of the Merger (see also Note 1b), the holdings of certain of the above stockholders were diluted, and they are no longer considered related parties as of December 31, 2017.
[6]	Represents an amount lower than $1.